Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Aug. 31, 2018
Document Effective Date	Sep. 01, 2018
Prospectus Date	Sep. 01, 2018
EMERGING MARKETS GROWTH FUND INC SM | Class M
Prospectus:
Trading Symbol	EMRGX
EMERGING MARKETS GROWTH FUND INC SM | Class F-3
Prospectus:
Trading Symbol	EMGEX
EMERGING MARKETS GROWTH FUND INC SM | Class R-6
Prospectus:
Trading Symbol	REFGX